Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance Disclosure
The Compensation Committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward and retain our executive officers. Our program aligns executive pay with our stockholders’ interests and links pay to performance through a blend of short-term and long-term performance measures.
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the Compensation Actually Paid to our NEOs and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how executive compensation aligns with our performance, please refer to “Executive Compensation - Compensation Discussion and Analysis.”
Pay-Versus-Performance Table

Fiscal Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[3]	Average Compensation Actually Paid to Non-PEO Named Executive Officers[4]	Value of Initial Fixed $100 Investment Based On:		Net Income[7]	Company- Selected Measure: Revenue[8]
					Total Stockholder Return[5]	Peer Group Total Stockholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2026	$22,466,332	$(36,585,065)	$2,934,623	$(3,433,229)	$254	$181	$338,192,000	$2,518,081,000
2025	$21,496,095	$110,458,035	$2,912,493	$8,310,634	$274	$186	$287,941,000	$2,405,317,000
2024	$15,623,124	$44,420,248	$3,248,911	$5,737,256	$194	$141	$204,183,000	$2,040,069,000
2023	$9,737,733	$9,252,934	$2,213,728	$1,834,039	$124	$96	$126,867,000	$1,837,358,000
2022	$7,691,994	$10,589,204	$2,268,304	$4,323,405	$126	$80	$107,130,000	$1,686,666,000

(1)
The dollar amounts reported in column (b) represents the amount of total compensation reported for James J. Rhyu (our “PEO”) for each covered fiscal year in the “Total” column of the Summary Compensation Table.

(2)	The Compensation Actually Paid to our PEO reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO			Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025	Fiscal 2026
	Summary Compensation Table - Total Compensation	(a)	$7,691,994	$9,737,733	$15,623,124	$21,496,095	$22,466,332
−	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$5,056,893	$7,146,186	$12,011,113	$16,860,903	$20,178,768
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$5,496,289	$6,956,947	$30,363,497	$44,255,673	$6,029,816
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$761,586	-$536,307	$8,615,400	$55,423,988	-$41,112,710
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$189,978	$323,898	$673,144	$1,179,928	$352,637
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,506,250	-$83,151	$1,156,196	$4,963,254	-$4,142,372
−	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0	$0	$0
=	Compensation Actually Paid		$10,589,204	$9,252,934	$44,420,248	$110,458,035	-$36,585,065

For purposes of the adjustments to determine “Compensation Actually Paid,” we computed the fair value of equity awards in accordance with FASB ASC Topic 718 at the vesting date (for awards that vested at the end of or during each covered fiscal year) and at the end of the fiscal year (for awards that were outstanding and unvested as of the end of the covered fiscal year). The assumptions made in the calculation of the fair value of these equity awards did not differ materially from those disclosed as of the grant date of such equity awards.
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The names of each NEO included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

Fiscal 2026		Fiscal 2025		Fiscal 2024		Fiscal 2023		Fiscal 2022
•	Donna Blackman	•	Donna Blackman	•	Donna Blackman	•	Nathaniel A. Davis	•	Nathaniel A. Davis
•	Todd Goldthwaite	•	Todd Goldthwaite	•	Todd Goldthwaite	•	Donna Blackman	•	Timothy J. Medina
•	Greerson G. McMullen, Sr.	•	Greerson G. McMullen, Sr.	•	Vincent W. Mathis	•	Vincent W. Mathis	•	Vincent W. Mathis
		•	Vincent W. Mathis	•	Les Ottolenghi	•	Les Ottolenghi	•	Les Ottolenghi

(4)
The Compensation Actually Paid to our NEOs (excluding our PEO) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

NEO Average			Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025	Fiscal 2026
	Summary Compensation Table - Total Compensation	(a)	$2,268,304	$2,213,728	$3,248,911	$2,912,493	$2,934,623
−	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$1,109,502	$1,339,659	$2,082,203	$2,059,602	$2,097,674
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$835,736	$1,304,186	$3,793,112	$3,626,912	$737,149
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$795,599	-$64,247	$1,035,978	$5,069,498	-$4,520,563
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$417,023	$60,715	$78,514	$69,362	$49,009
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,116,245	-$340,684	$135,915	$470,461	-$535,773
−	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$472,970	$1,778,488	$0
=	Compensation Actually Paid		$4,323,405	$1,834,039	$5,737,256	$8,310,634	-$3,433,229

For purposes of the adjustments to determine “Compensation Actually Paid,” we computed the fair value of equity awards in accordance with FASB ASC Topic 718 at the vesting date (for awards that vested at the end of or during each covered fiscal year), at the end of the fiscal year (for awards that were outstanding and unvested as of the end of the covered fiscal year, including equity awards granted by newly-formed indirect subsidiaries of the Company (and direct subsidiaries of K12 Management Inc.) that were outstanding and unvested as of the end of the covered fiscal year). The assumptions made in the calculation of the fair value of these equity awards did not differ materially from those disclosed as of the grant date of such equity awards.
(5)
Total stockholder return is calculated by assuming that a $100 investment was made on the close of trading on June 30, 2021 and reinvesting all dividends until the last day of each reported fiscal year.

(6)
The peer group used is a select group of comparator companies, as used in the stock performance graph shown in our Annual Report on Form 10-K for the covered fiscal year. For the fiscal year ended June 30, 2026, such group was comprised of Covista Inc., Bright Horizons Family Solutions Inc., Coursera, Inc., Duolingo, Inc., Lincoln Educational Services Corporation, Grand Canyon Education Inc., Perdoceo Education Corporation, Pearson plc, Strategic Education Inc., and Universal Technical Institute, Inc., as presented in our Annual Report on Form 10-K for the fiscal year ended June 30, 2026. Total stockholder return is calculated by assuming that a $100 investment was made on the close of trading on June 30, 2021 and reinvesting all dividends until the last day of each reported fiscal year.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
(8)	Total revenue has been chosen as our Company Selected Measure.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) represents the amount of total compensation reported for James J. Rhyu (our “PEO”) for each covered fiscal year in the “Total” column of the Summary Compensation Table.

(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The names of each NEO included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

Fiscal 2026		Fiscal 2025		Fiscal 2024		Fiscal 2023		Fiscal 2022
•	Donna Blackman	•	Donna Blackman	•	Donna Blackman	•	Nathaniel A. Davis	•	Nathaniel A. Davis
•	Todd Goldthwaite	•	Todd Goldthwaite	•	Todd Goldthwaite	•	Donna Blackman	•	Timothy J. Medina
•	Greerson G. McMullen, Sr.	•	Greerson G. McMullen, Sr.	•	Vincent W. Mathis	•	Vincent W. Mathis	•	Vincent W. Mathis
		•	Vincent W. Mathis	•	Les Ottolenghi	•	Les Ottolenghi	•	Les Ottolenghi

Peer Group Issuers, Footnote
(6)
The peer group used is a select group of comparator companies, as used in the stock performance graph shown in our Annual Report on Form 10-K for the covered fiscal year. For the fiscal year ended June 30, 2026, such group was comprised of Covista Inc., Bright Horizons Family Solutions Inc., Coursera, Inc., Duolingo, Inc., Lincoln Educational Services Corporation, Grand Canyon Education Inc., Perdoceo Education Corporation, Pearson plc, Strategic Education Inc., and Universal Technical Institute, Inc., as presented in our Annual Report on Form 10-K for the fiscal year ended June 30, 2026. Total stockholder return is calculated by assuming that a $100 investment was made on the close of trading on June 30, 2021 and reinvesting all dividends until the last day of each reported fiscal year.

PEO Total Compensation Amount	$ 22,466,332	$ 21,496,095	$ 15,623,124	$ 9,737,733	$ 7,691,994
PEO Actually Paid Compensation Amount	$ (36,585,065)	110,458,035	44,420,248	9,252,934	10,589,204
Adjustment To PEO Compensation, Footnote
(2)	The Compensation Actually Paid to our PEO reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO			Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025	Fiscal 2026
	Summary Compensation Table - Total Compensation	(a)	$7,691,994	$9,737,733	$15,623,124	$21,496,095	$22,466,332
−	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$5,056,893	$7,146,186	$12,011,113	$16,860,903	$20,178,768
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$5,496,289	$6,956,947	$30,363,497	$44,255,673	$6,029,816
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$761,586	-$536,307	$8,615,400	$55,423,988	-$41,112,710
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$189,978	$323,898	$673,144	$1,179,928	$352,637
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,506,250	-$83,151	$1,156,196	$4,963,254	-$4,142,372
−	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0	$0	$0
=	Compensation Actually Paid		$10,589,204	$9,252,934	$44,420,248	$110,458,035	-$36,585,065

For purposes of the adjustments to determine “Compensation Actually Paid,” we computed the fair value of equity awards in accordance with FASB ASC Topic 718 at the vesting date (for awards that vested at the end of or during each covered fiscal year) and at the end of the fiscal year (for awards that were outstanding and unvested as of the end of the covered fiscal year). The assumptions made in the calculation of the fair value of these equity awards did not differ materially from those disclosed as of the grant date of such equity awards.

Non-PEO NEO Average Total Compensation Amount	$ 2,934,623	2,912,493	3,248,911	2,213,728	2,268,304
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,433,229)	8,310,634	5,737,256	1,834,039	4,323,405
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The Compensation Actually Paid to our NEOs (excluding our PEO) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

NEO Average			Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025	Fiscal 2026
	Summary Compensation Table - Total Compensation	(a)	$2,268,304	$2,213,728	$3,248,911	$2,912,493	$2,934,623
−	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$1,109,502	$1,339,659	$2,082,203	$2,059,602	$2,097,674
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$835,736	$1,304,186	$3,793,112	$3,626,912	$737,149
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$795,599	-$64,247	$1,035,978	$5,069,498	-$4,520,563
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$417,023	$60,715	$78,514	$69,362	$49,009
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,116,245	-$340,684	$135,915	$470,461	-$535,773
−	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$472,970	$1,778,488	$0
=	Compensation Actually Paid		$4,323,405	$1,834,039	$5,737,256	$8,310,634	-$3,433,229

For purposes of the adjustments to determine “Compensation Actually Paid,” we computed the fair value of equity awards in accordance with FASB ASC Topic 718 at the vesting date (for awards that vested at the end of or during each covered fiscal year), at the end of the fiscal year (for awards that were outstanding and unvested as of the end of the covered fiscal year, including equity awards granted by newly-formed indirect subsidiaries of the Company (and direct subsidiaries of K12 Management Inc.) that were outstanding and unvested as of the end of the covered fiscal year). The assumptions made in the calculation of the fair value of these equity awards did not differ materially from those disclosed as of the grant date of such equity awards.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR and Peer Group TSR
The following chart illustrates the relationship between our Compensation Actually Paid and TSR and the relationship between our TSR and peer group TSR.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income The following chart illustrates the relationship between our Compensation Actually Paid and Net Income.
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Revenue The following chart illustrates the relationship between our Compensation Actually Paid and Revenue.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Company TSR and Peer Group TSR
The following chart illustrates the relationship between our Compensation Actually Paid and TSR and the relationship between our TSR and peer group TSR.

Tabular List, Table
Financial Performance Measures
The financial performance measures listed below represent all of the financial performance measures that were used to determine the compensation actually paid to our NEOs in fiscal 2026:
•	Revenue
•	Adjusted EBITDA
•	Adjusted Operating Income

Total Shareholder Return Amount	$ 254	274	194	124	126
Peer Group Total Shareholder Return Amount	181	186	141	96	80
Net Income (Loss)	$ 338,192,000	$ 287,941,000	$ 204,183,000	$ 126,867,000	$ 107,130,000
Company Selected Measure Amount	2,518,081,000	2,405,317,000	2,040,069,000	1,837,358,000	1,686,666,000
PEO Name	James J. Rhyu	James J. Rhyu	James J. Rhyu	James J. Rhyu	James J. Rhyu
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,178,768)	$ (16,860,903)	$ (12,011,113)	$ (7,146,186)	$ (5,056,893)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,029,816	44,255,673	30,363,497	6,956,947	5,496,289
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,112,710)	55,423,988	8,615,400	(536,307)	761,586
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	352,637	1,179,928	673,144	323,898	189,978
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,142,372)	4,963,254	1,156,196	(83,151)	1,506,250
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,097,674)	(2,059,602)	(2,082,203)	(1,339,659)	(1,109,502)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	737,149	3,626,912	3,793,112	1,304,186	835,736
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,520,563)	5,069,498	1,035,978	(64,247)	795,599
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,009	69,362	78,514	60,715	417,023
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(535,773)	470,461	135,915	(340,684)	1,116,245
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,778,488)	$ (472,970)	$ 0	$ 0